CONTINGENCIES (Details) R in Millions	12 Months Ended
	Jun. 30, 2026 ZAR (R) summons	May 18, 2024 ZAR (R) claim incident
Disclosure of contingent liabilities [line items]
Number of summonses issued | summons	2
Environmental rehabilitation
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	R 250.0
Ekurhuleni Metropolitan Municipality Electricity Tariff Dispute
Disclosure of contingent liabilities [line items]
Number of summonses issued | summons	2
Estimated financial effect of contingent assets	R 43.0
Summon, first
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	74.0
Summon, second
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	R 31.6
Benoni Gold Mining Company
Disclosure of contingent liabilities [line items]
Number of contractual damages claims | claim		2
Number of alleged incidents of repudiation | incident		3
Benoni Gold Mining Company - First Claim
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		R 37.1
Benoni Gold Mining Company - Second Claim
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		R 53.3